Cash held as collateral (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Collateral related obligation	$ 11,253	$ 12,686
Guaranteed deposit	$ 26